Contingencies and Commitments (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended		1 Months Ended
	Dec. 31, 2011 country	Mar. 31, 2011 ACQIS LLC (Acqis)	Dec. 31, 2011 Former IBM UK Defined Benefit Plan Participants IBM United Kingdom Limited Claims	Mar. 31, 2011 Civil enforcement action with the SEC IBM Korea, LG IBM, IBM (China) Investment Company Limited and IBM Global Services (China) Co., Ltd.
Contingencies and Commitments
Clients presence in number of countries	170
Loss Contingencies
Amount of settlement		$ 9		$ 10
Claims pending			275
Profits gained as a result of the conduct alleged in the SEC's complaint				5.3
Prejudgment interest				2.7
Civil penalty				2
Income tax examination - Brazil, total potential liability	$ 600